Goodwill	12 Months Ended
Dec. 31, 2010
Goodwill [Abstract]
GOODWILL
18. GOODWILL
The changes in the carrying amount of goodwill from significant acquisitions are as follows:

	Balances at		Effect of	Balance at		Effect of	Balances at
Gross amount of	December 31,		exchange rate	December 31,		exchange rate	December 31,
goodwill	2008	Acquisitions	changes	2009	Acquisitions	changes	2010
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Haofang	346,583	—	—	346,583			346,583
Bianfeng	106,170	—	—	106,170			106,170
Actoz	86,479	—	—	86,479			86,479
Aurora	26,130	—	—	26,130			26,130
Simo	—	53,531	—	53,531			53,531
Ku6	—	25,935	(9)	25,926	47,050	119	73,095
Mochi	—	—	—	—	163,617		163,617
Goldcool	—	—	—	—	25,077		25,077
Eyedentity	—	—	—	—	123,425		123,425
Rongshuxia	—	—	—	—	3,631		3,631
Wangwen Xinyue	—	—	—	—	25,572		25,572
Sun Shine	—	—	—	—	41,245		41,245
Xiaoxiang Shuyuan	—	—	—	—	1,037		1,037
Tianfang Tingshu	—	—	—	—	1,446		1,446
Others	39,404	—	—	39,404	59,974		99,378

Total	604,766	79,466	(9)	684,223	491,387	119	1,176,416

	Balances at		Effect of	Balance at		Effect of	Balances at
Accumulated	December 31,		exchange rate	December 31,		exchange rate	December 31,
impairment	2008	Impairment	changes	2009	Impairment	changes	2010
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Haofang	—	—	—	—	(15,000)	—	(15,000)
Bianfeng	—	—	—	—	—	—	—
Actoz	—	—	—	—	—	—	—
Aurora	—	—	—	—	—	—	—
Simo	—	—	—	—	—	—	—
Ku6	—	(3,984)	—	(3,984)	—	—	(3,984)
Mochi	—	—	—	—	—	—	—
Goldcool	—	—	—	—	—	—	—
Eyedentity	—	—	—	—	—	—	—
Rongshuxia	—	—	—	—	—	—	—
Wangwen Xinyue	—	—	—	—	—	—	—
Sun Shine	—	—	—	—	—	—	—
Xiaoxiang Shuyuan	—	—	—	—	—	—	—
Tianfang Tingshu	—	—	—	—	—	—	—
Others	(14,498)	—	—	(14,498)	—	—	(14,498)

Total	(14,498)	(3,984)	—	(18,482)	(15,000)	—	(33,482)

Net carrying	Balance at	Balances at
amount	December 31, 2009	December 31, 2010
	RMB’000	RMB’000
Haofang	346,583	331,583
Bianfeng	106,170	106,170
Actoz	86,479	86,479
Aurora	26,130	26,130
Simo	53,531	53,531
Ku6	21,942	69,111
Mochi	—	163,617
Goldcool	—	25,077
Eyedentity	—	123,425
Rongshuxia	—	3,631
Wangwen Xinyue	—	25,572
Sun Shine	—	41,245
Xiaoxiang Shuyuan	—	1,037
Tianfang Tingshu	—	1,446
Others	24,906	84,880

Total	665,741	1,142,934

Goodwill arising from the business combinations completed in year 2010 has been allocated to the respective acquired entity as a reporting unit of the Group. Goodwill is not amortized but is reviewed annually for impairment.
In October 2008, the Company performed an impairment test at reporting unit level relating to goodwill from acquisitions and concluded that there was no impairment as to the carrying value of goodwill as of December 31, 2008, except that a full impairment loss of RMB14.5 million was recorded for the goodwill arising from the acquisition of Beijing Digital Red Software Technology Co., Ltd., which is a developer and operator of mobile phone games. The full impairment was primarily due to the expected cash flow in future years for this reporting unit was revised downward in light of lower than expected revenue earned in 2008 and other considerations such as overall industry economic situations and market risk of the reporting unit. Additionally, there was a goodwill write-off of RMB1.5 million due to close down of an acquired entity.
In October 2009, the Company performed an impairment test at reporting unit level relating to goodwill from acquisitions and concluded that there was no impairment as to the carrying value of goodwill as of December 31, 2009, except that an impairment loss of RMB4.0 million was provided for the goodwill of Ku6 reporting unit arising from its acquisition of a music company in 2009 due to the significantly lower than expected performance. The Company tests goodwill annually for impairment or more frequently whenever events or changes in circumstances indicate the carrying amount of goodwill may not be recoverable.
In October 2010, the Company performed an impairment test at reporting unit level relating to goodwill from acquisitions and concluded that there was no impairment as to the carrying value of goodwill as of December 31, 2010, except that an impairment loss of RMB15.0 million was provided for the goodwill arising from the acquisition of Haofang due to the significantly lower than expected performance. The Company tests goodwill annually for impairment or more frequently whenever events or changes in circumstances indicate the carrying amount of goodwill may not be recoverable.
In January 2009, the Company implemented the accounting and disclosure requirements of ASC 820 related to non-financial assets and liabilities that are re-measured at fair value on a non-recurring basis. When available, the Company uses observable market data, including pricing on recent closed market transactions, to determine the fair value of the reporting units and compare with carrying amount of the reporting units to assess any goodwill impairment. The fair value of reporting units of Actoz and Ku6 was determined based on the market capitalization of the respective entities as of the valuation date. When there is little or no observable market data, the Company measures the fair value of each reporting unit primarily using the income approach and using the market approach as a validation of the value derived from income approach. The market approach included using financial metrics and ratios of comparable public companies. When the goodwill was determined to be impaired, the Company uses income approach including discounted cash flow model for each reporting unit and unobservable inputs including assumptions of projected revenue, expenses, capital spending, and other costs, as well as a discount rate calculated based on the risk profile of the related industry to determine the amount of any impairment.